)

PRINCETON PREMIUM FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Principal Amount ($)				Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 92.5%
	U.S. TREASURY BILLS — 92.5%
26,000,000	United States Treasury Bill(a) (f)			0.0000	01/05/23	$ 25,994,756
22,000,000	United States Treasury Bill(a) (f)			0.0000	01/12/23	21,980,929
22,500,000	United States Treasury Bill(a) (f)			0.0000	01/19/23	22,463,850
25,000,000	United States Treasury Bill(a) (f)			0.0000	01/26/23	24,938,100
25,000,000	United States Treasury Bill(a) (f)			0.0000	02/02/23	24,920,785
21,000,000	United States Treasury Bill(a) (f)			0.0000	02/09/23	20,916,329
21,000,000	United States Treasury Bill(a) (f)			0.0000	02/16/23	20,895,697
23,000,000	United States Treasury Bill(a) (f)			0.0000	02/23/23	22,861,745
25,000,000	United States Treasury Bill(a) (f)			0.0000	03/02/23	24,829,469
20,000,000	United States Treasury Bill(a) (f)			0.0000	03/09/23	19,846,952
22,000,000	United States Treasury Bill(a) (f)			0.0000	03/16/23	21,817,774
22,000,000	United States Treasury Bill(a)			0.0000	03/23/23	21,795,477
28,500,000	United States Treasury Bill(a)			0.0000	03/30/23	28,208,390
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $301,392,981)					301,470,253

Shares						Fair Value
	SHORT-TERM INVESTMENT — 3.8%
	MONEY MARKET FUND - 3.8%
12,409,490	First American Government Obligations Fund Class X, 4.08% (Cost $12,409,490)(b)					12,409,490

Contracts(c)
	INDEX OPTIONS PURCHASED - 0.0% (d)	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS PURCHASED - 0.0%(d)
501	S&P 500 INDEX	IB	01/06/2023	$ 3,250	$ 162,825,000	$ 11,273
	TOTAL PUT OPTIONS PURCHASED (Cost - $10,668)					11,273

	TOTAL INVESTMENTS - 96.3% (Cost $313,813,139)					$ 313,891,016
	PUT OPTIONS WRITTEN - (0.0)% (e) (Proceeds - $14,986)					(16,283)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 3.7%					12,102,679
	NET ASSETS - 100.0%					$ 325,977,412

PRINCETON PREMIUM FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2022

Contracts(c)
	WRITTEN INDEX OPTIONS - (0.0)% (e)	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS WRITTEN - (0.0)%(e)
501	S&P 500 INDEX	IB	01/06/2023	$ 3,350	$ 167,835,000	$ 16,283
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $14,986)					16,283

IB	Interactive Brokers
(a)	Zero coupon bond.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2022.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(d)	Percentage rounds to less than 0.1%.
(e)	Percentage rounds to greater than (0.1)%.
(f)	All or a portion of these investments are segregated as collateral for option contracts. The amount of pledged securities collateral amounted to $251,465,235.